Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 26, 2016
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG Managers Essex Small/Micro Cap Growth Fund

Supplement dated August 26, 2016 to the

Prospectus and Statement of Additional Information dated October 1, 2015, as supplemented October 19, 2015 and July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Essex Small/Micro Cap Growth Fund, a series of AMG Funds (the “Fund”), contained in the Fund’s Prospectus and Statement of Additional Information, dated as noted above.

The Fund’s Board of Trustees approved management’s proposals to change certain fees paid by the Fund effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. More information about the fee changes is provided below.

The Board approved management’s proposals to change certain fees paid by the Fund, authorizing the Fund to pay an administrative fee and authorizing Investor Class shares of the Fund to pay a shareholder servicing fee while reducing the management fee. The management fee will be reduced from 1.00% to 0.70% of the Fund’s average daily net assets. The Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. Investor Class shares of the Fund will be authorized to pay up to 0.15% in shareholder servicing fees. These changes do not increase the overall fees incurred by shareholders of the Fund. AMGF will pay a portion of the management fee to the Fund’s subadvisor for its services.

AMG FUNDS

AMG SouthernSun Small Cap Fund

(Prospectus, dated February 1, 2016, as supplemented April 4, 2016 and July 28, 2016, and Statement of Additional

Information, dated February 1, 2016, as supplemented July 28, 2016)

AMG SouthernSun U.S. Equity Fund

(Prospectus and Statement of Additional Information, each dated February 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a series of AMG Funds, and AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund, and AMG Managers Brandywine Advisors Mid Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case increasing the administrative fee while reducing the management fee. For each Fund, the management fee will be reduced from 0.85% to 0.75% of such Fund’s average daily net assets. For each Fund, the administrative fees paid to AMG Funds LLC (“AMGF”) will increase to 0.15% from 0.05%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

AMG Trilogy Global Equity Fund

AMG Trilogy International Small Cap Fund

AMG Trilogy Emerging Wealth Equity Fund

(Prospectus and Statement of Additional Information, each dated March 1, 2016, as supplemented July 1, 2016 and July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund, each a series of AMG Funds, and AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund and AMG Frontier Small Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee, reducing the shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund and eliminating the amount of shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund. For AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund, the management fee will be reduced from 0.70% to 0.55% of such Fund’s average daily net assets; for AMG Trilogy Global Equity Fund, the management fee will be reduced from 0.45% to 0.30% of the Fund’s average daily net assets; and for AMG Trilogy International Small Cap Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. Shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be reduced from up to 0.25% to 0.15%. Shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be eliminated. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Bond Fund, a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee. For AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets; and for AMG TimesSquare International Small Cap Fund, the management fee will be reduced from 0.90% to 0.75% of average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG Managers Essex Small/Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG Managers Essex Small/Micro Cap Growth Fund

Supplement dated August 26, 2016 to the

Prospectus and Statement of Additional Information dated October 1, 2015, as supplemented October 19, 2015 and July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Essex Small/Micro Cap Growth Fund, a series of AMG Funds (the “Fund”), contained in the Fund’s Prospectus and Statement of Additional Information, dated as noted above.

The Fund’s Board of Trustees approved management’s proposals to change certain fees paid by the Fund effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. More information about the fee changes is provided below.

The Board approved management’s proposals to change certain fees paid by the Fund, authorizing the Fund to pay an administrative fee and authorizing Investor Class shares of the Fund to pay a shareholder servicing fee while reducing the management fee. The management fee will be reduced from 1.00% to 0.70% of the Fund’s average daily net assets. The Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. Investor Class shares of the Fund will be authorized to pay up to 0.15% in shareholder servicing fees. These changes do not increase the overall fees incurred by shareholders of the Fund. AMGF will pay a portion of the management fee to the Fund’s subadvisor for its services.

AMG SouthernSun Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG SouthernSun Small Cap Fund

(Prospectus, dated February 1, 2016, as supplemented April 4, 2016 and July 28, 2016, and Statement of Additional

Information, dated February 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a series of AMG Funds, and AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund, and AMG Managers Brandywine Advisors Mid Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case increasing the administrative fee while reducing the management fee. For each Fund, the management fee will be reduced from 0.85% to 0.75% of such Fund’s average daily net assets. For each Fund, the administrative fees paid to AMG Funds LLC (“AMGF”) will increase to 0.15% from 0.05%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG SouthernSun U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG SouthernSun U.S. Equity Fund

(Prospectus and Statement of Additional Information, each dated February 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a series of AMG Funds, and AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund, and AMG Managers Brandywine Advisors Mid Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case increasing the administrative fee while reducing the management fee. For each Fund, the management fee will be reduced from 0.85% to 0.75% of such Fund’s average daily net assets. For each Fund, the administrative fees paid to AMG Funds LLC (“AMGF”) will increase to 0.15% from 0.05%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG Trilogy Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

(Prospectus and Statement of Additional Information, each dated March 1, 2016, as supplemented July 1, 2016 and July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund, each a series of AMG Funds, and AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund and AMG Frontier Small Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee, reducing the shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund and eliminating the amount of shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund. For AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund, the management fee will be reduced from 0.70% to 0.55% of such Fund’s average daily net assets; for AMG Trilogy Global Equity Fund, the management fee will be reduced from 0.45% to 0.30% of the Fund’s average daily net assets; and for AMG Trilogy International Small Cap Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. Shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be reduced from up to 0.25% to 0.15%. Shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be eliminated. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG Trilogy Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG Trilogy Global Equity Fund

(Prospectus and Statement of Additional Information, each dated March 1, 2016, as supplemented July 1, 2016 and July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund, each a series of AMG Funds, and AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund and AMG Frontier Small Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee, reducing the shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund and eliminating the amount of shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund. For AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund, the management fee will be reduced from 0.70% to 0.55% of such Fund’s average daily net assets; for AMG Trilogy Global Equity Fund, the management fee will be reduced from 0.45% to 0.30% of the Fund’s average daily net assets; and for AMG Trilogy International Small Cap Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. Shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be reduced from up to 0.25% to 0.15%. Shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be eliminated. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG Trilogy International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG Trilogy International Small Cap Fund

(Prospectus and Statement of Additional Information, each dated March 1, 2016, as supplemented July 1, 2016 and July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund, each a series of AMG Funds, and AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund and AMG Frontier Small Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee, reducing the shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund and eliminating the amount of shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund. For AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund, the management fee will be reduced from 0.70% to 0.55% of such Fund’s average daily net assets; for AMG Trilogy Global Equity Fund, the management fee will be reduced from 0.45% to 0.30% of the Fund’s average daily net assets; and for AMG Trilogy International Small Cap Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. Shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be reduced from up to 0.25% to 0.15%. Shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be eliminated. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG Trilogy Emerging Wealth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG Trilogy Emerging Wealth Equity Fund

(Prospectus and Statement of Additional Information, each dated March 1, 2016, as supplemented July 1, 2016 and July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund, each a series of AMG Funds, and AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund and AMG Frontier Small Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee, reducing the shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund and eliminating the amount of shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund. For AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund, the management fee will be reduced from 0.70% to 0.55% of such Fund’s average daily net assets; for AMG Trilogy Global Equity Fund, the management fee will be reduced from 0.45% to 0.30% of the Fund’s average daily net assets; and for AMG Trilogy International Small Cap Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. Shareholder servicing fees paid by Service Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be reduced from up to 0.25% to 0.15%. Shareholder servicing fees paid by Institutional Class shares of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, and AMG Trilogy International Small Cap Fund will be eliminated. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG TimesSquare Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Bond Fund, a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee. For AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets; and for AMG TimesSquare International Small Cap Fund, the management fee will be reduced from 0.90% to 0.75% of average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG TimesSquare Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG TimesSquare Mid Cap Growth Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Bond Fund, a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee. For AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets; and for AMG TimesSquare International Small Cap Fund, the management fee will be reduced from 0.90% to 0.75% of average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG TimesSquare International Small Cap Fund
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AMG FUNDS

AMG TimesSquare International Small Cap Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Bond Fund, a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee. For AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets; and for AMG TimesSquare International Small Cap Fund, the management fee will be reduced from 0.90% to 0.75% of average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.